Trust specific information (Tables)	12 Months Ended
Dec. 31, 2022
Trust Specific Information
The reconciliation of bullion holdings for years ended December 31, 2022 and 2021 is presented as follows:

The reconciliation of bullion holdings for years ended December 31, 2022 and 2021 is presented as follows:

	December 31, 2022	December 31, 2021
	$	$
Balance at beginning of year	4,093,757	4,422,005
Purchases	—	2,786
Sales	(10,760)	(7,942)
Redemptions for physical bullion	(110,559)	(33,558)
Realized gains (losses) on sales and redemptions for physical bullion	24,121	10,784
Change in unrealized gains (losses)	(448)	(300,318)
Balance at end of year	3,996,111	4,093,757